Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]	Financial instruments carried at fair value Jun 30, 2025 Dec 31, 2024 in € m. Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 65,864 83,400 8,852 52,387 78,237 9,148 Trading securities 65,863 69,671 3,170 52,387 69,507 2,964 Other trading assets 1 13,729 5,682 0 8,730 6,184 Positive market values from derivative financial instruments 1,824 246,068 8,193 940 282,927 7,933 Non-trading financial assets mandatory at fair value through profit or loss 1,451 110,683 5,920 1,346 107,173 5,805 Financial assets designated at fair value through profit or loss 0 0 0 0 0 0 Financial assets at fair value through other comprehensive income 22,621 15,803 3,161 21,901 16,806 3,383 Other financial assets at fair value 1,211 5871 22 1,460 (1,135)1 12 Total financial assets held at fair value 92,972 456,540 26,148 78,034 484,008 26,281 Financial liabilities held at fair value: Trading liabilities 33,740 10,225 25 30,765 12,614 119 Trading securities 33,739 8,940 25 30,765 11,073 26 Other trading liabilities 1 1,285 0 0 1,542 93 Negative market values from derivative financial instruments 2,751 225,534 7,328 2,238 265,464 8,707 Financial liabilities designated at fair value through profit or loss 0 99,509 5,273 0 87,479 4,569 Investment contract liabilities 0 451 0 0 454 0 Other financial liabilities at fair value 471 1,4981 (5)2 539 3,1011 (13)2 Total financial liabilities held at fair value 36,962 337,217 12,621 33,543 369,113 13,382 1 Predominantly relates to derivatives qualifying for hedge accounting 2 Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and the classification presented in this table is consistent with the classification of the host contract
Reconciliation of Financial Instruments Categorized in Level 3 [text block table]	Reconciliation of financial instruments classified in Level 3 Reconciliation of financial instruments classified in Level 3 Jun 30, 2025 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcom-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 2,964 0 (23) 991 (864) 0 (130) 697 (465) 3,170 Positive marketvalues fromderivative finan-cial instruments 7,933 0 1,230 0 0 0 (162) 1,788 (2,596) 8,193 Other tradingassets 6,184 0 (389) 680 (1,201) 1,017 (974) 664 (300) 5,682 Non-trading financial assets mandatory at fair value through profit or loss 5,805 0 (247) 893 (47) 375 (522) 90 (427) 5,920 Financial assetsdesignated at fairvalue throughprofit or loss 0 0 (0) 0 0 0 0 0 0 0 Financial assets at fair value through other comprehensive income 3,383 0 (235)5 445 (157) 311 (483) 376 (479) 3,161 Other financialassets at fair value 12 0 (10) 0 0 0 0 20 0 22 Total financial assetsheld at fair value 26,281 0 3266,7 3,008 (2,269) 1,703 (2,271) 3,634 (4,266) 26,148 Financial liabilitiesheld at fair value: Trading securities 26 0 (6) 0 0 0 (0) 5 0 25 Negative marketvalues fromderivative financialinstruments 8,707 0 18 0 0 0 (233) 1,471 (2,635) 7,328 Other tradingliabilities 93 0 0 0 0 0 (93) 0 0 0 Financial liabilitiesdesignated at fairvalue throughprofit or loss 4,569 0 (203) 0 0 2,099 (649) 759 (1,302) 5,273 Other financialliabilities at fair value (13) 0 49 0 0 0 (1) (12) (29) (5) Total financialliabilities held atfair value 13,382 0 (141)6,7 0 0 2,099 (976) 2,223 (3,965) 12,621 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lumpsum principal payments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 1 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses) 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 749 million and for total financial liabilities held at fair value this is a gain of € 158 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains Jun 30, 2024 in € m. Balance,beginningof year Changes inthe groupof consoli-dated com-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,194 0 175 1,311 (958) 0 (328) 291 (391) 3,295 Positive marketvalues fromderivative finan-cial instruments 8,198 0 258 0 0 0 (259) 2,404 (2,438) 8,164 Other tradingassets 6,226 (0) 97 259 (1,064) 1,034 (496) 278 (575) 5,759 Non-trading financial assets mandatory at fair value through profit or loss 5,028 (1) 71 667 (24) 242 (469) 54 (1,221) 4,347 Financial assetsdesignated at fairvalue throughprofit or loss 0 0 0 0 0 0 0 0 0 0 Financial assets at fair value through other comprehensive income 2,949 0 565 345 (249) 605 (669) 89 (207) 2,920 Other financialassets at fair value 5 0 8 0 0 0 0 6 (0) 19 Total financial assetsheld at fair value 25,599 (1) 6666,7 2,582 (2,294) 1,881 (2,220) 3,123 (4,833) 24,503 Financial liabilitiesheld at fair value: Trading securities 26 0 0 0 0 0 0 0 0 27 Negative marketvalues fromderivative financialinstruments 7,666 0 397 0 0 0 (226) 1,886 (2,039) 7,683 Other tradingliabilities 0 0 0 0 0 0 5 0 0 6 Financial liabilitiesdesignated at fairvalue throughprofit or loss 3,248 0 26 0 0 1,612 (336) 243 (517) 4,277 Other financialliabilities atfair value (85) 0 118 0 0 0 (1) (21) (56) (44) Total financialliabilities held atfair value 10,856 0 5416,7 0 0 1,612 (558) 2,108 (2,612) 11,948 1 Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 2 Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower 3 Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lumpsum principal payments. For derivatives all cash flows are presented in settlements 4 Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year 5 Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 17 million recognized in other comprehensive income, net of tax 6 This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 112 million and for total financial liabilities held at fair value this is a loss of € 11 million 7 For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
Sensitivity Analysis by Type of Instrument [text block table]	Breakdown of the sensitivity analysis by type of instrument1 Jun 30, 2025 Dec 31, 2024 in € m. Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Securities: Debt securities 308 249 308 276 Commercial mortgage-backed securities 12 12 17 17 Mortgage and other asset-backed securities 12 11 11 11 Corporate, sovereign and other debt securities 285 226 280 248 Equity securities 104 99 78 77 Derivatives: Credit 236 111 207 105 Equity 66 35 36 33 Interest related 781 364 798 337 Foreign exchange 49 35 56 24 Other 128 63 110 105 Loans 415 360 458 387 Other 0 0 0 0 Total 2,089 1,316 2,052 1,343 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table
Quantitative Information about Fair Value (Level 3) 1 [text block table]	Financial instruments classified in Level 3 and quantitative information about unobservable inputs Jun 30, 2025 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 25 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 199 1,860 Mortgage- and other asset-backedsecurities 97 0 Price based Price 0% 107 % Discounted cash flow Credit spread (bps) 90 1,989 Recovery rate 25% 85 % Constant default rate 0% 20 % Constant prepayment rate 1% 18 % Total mortgage- and other asset-backedsecurities 122 0 Debt securities and other debtobligations 4,816 5,245 Price based Price 0% 300 % Held for trading 2,858 21 Discounted cash flow Credit spread (bps) 3 696 Corporate, sovereign and otherdebt securities 2,858 Non-trading financial assets mandatory at fair value through profit or loss 1,427 Designated at fair value through profit or loss 0 5,224 Financial assets at fair value through other comprehensive income 531 Equity securities 898 4 Market approach Price per net asset value 0% 100 % Held for trading 191 4 Enterprise value/EBITDA(multiple) 5 13 Enterprise value/Revenue (multiple) 1 14 Non-trading financial assets mandatory at fair value through profit or loss 708 Discounted cash flow Weighted average cost capital 9% 20 % Price based Price 0% 100 % Loans 9,848 0 Price based Price 0% 116 % Held for trading 5,312 0 Discounted cash flow Credit spread (bps) 100 1,098 Non-trading financial assets mandatory at fair value through profit or loss 1,906 Designated at fair value through profit or loss 0 0 Recovery rate 29% 75 % Financial assets at fair value through other comprehensive income 2,630 Loan commitments 0 6 Discounted cash flow Credit spread (bps) 59 3,319 Recovery rate 40% 84 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,2492 433 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 15 285 Total non-derivative financialinstruments held at fair value 17,933 5,299 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 371 million of other trading assets, € 1.9 billion of other non-trading financial assets mandatory at fair value 3 Other financial liabilities include € 43 million of securities sold under repurchase agreements designated at fair value Dec 31, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 31 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 167 1,486 Mortgage- and other asset-backedsecurities 93 0 Price based Price 0% 107 % Discounted cash flow Credit spread (bps) 106 1,027 Recovery rate 60% 85 % Constant default rate 0% 4 % Constant prepayment rate 4% 18 % Total mortgage- and other asset-backedsecurities 124 0 Debt securities and other debtobligations 4,379 4,537 Price based Price 0% 300 % Held for trading 2,726 26 Discounted cash flow Credit spread (bps) 9 651 Corporate, sovereign and otherdebt securities 2,726 Non-trading financial assets mandatory at fair value through profit or loss 1,499 Designated at fair value through profit or loss 0 4,512 Financial assets at fair value through other comprehensive income 154 Equity securities 809 0 Market approach Price per net asset value 0% 100 % Held for trading 114 0 Enterprise value/EBITDA(multiple) 5 14 Enterprise value/Revenue (multiple) 1 15 Non-trading financial assets mandatory at fair value through profit or loss 695 Discounted cash flow Weighted average cost capital 9% 20 % Price based Price 0% 100 % Loans 10,817 93 Price based Price 0% 123 % Held for trading 5,931 93 Discounted cash flow Credit spread (bps) 100 1,621 Non-trading financial assets mandatory at fair value through profit or loss 1,779 Designated at fair value through profit or loss 0 0 Recovery rate 40% 84 % Financial assets at fair value through other comprehensive income 3,107 Loan commitments 0 6 Discounted cash flow Credit spread (bps) 226 954 Recovery rate 40% 84 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,2082 513 Discounted cash flow IRR 7% 13 % Repo rate (bps.) 30 285 Total non-derivative financialinstruments held at fair value 18,336 4,688 1 Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position 2 Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income 3 Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value
Quantitative Information about Fair Value (Level 3) 2 [text block table]	Jun 30, 2025 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 3,925 3,636 Discounted cash flow Swap rate (bps) (887) 4,725 Inflation swap rate 0% 4 % Constant default rate 0% 17 % Constant prepayment rate 3% 17 % Option pricing model Inflation volatility 0% 6 % Interest rate volatility 0% 1 % IR - IR correlation 0% 97 % Hybrid correlation (50) % 0 % Credit derivatives 1,077 1,007 Discounted cash flow Credit spread (bps) 9 5,918 Recovery rate 15% 94 % Option pricing model Credit volatility 0% 50 % Correlation pricingmodel Credit correlation 0% 0 % Equity derivatives 748 906 Option pricing model Stock volatility 1% 88 % Index volatility 9% 17 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0 % Stock Forwards 0% 1 % Index Forwards 0% 3 % FX derivatives 1,826 1,578 Option pricing model Volatility (9) % 46 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (13) 100 Other derivatives 639 1951 Discounted cash flow Credit spread (bps) 217 717 Option pricing model Index volatility 20% 126 % Price 1% 677 % Commodity correlation 44% 98 % Total market values from derivativefinancial instruments 8,215 7,323 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated Dec 31, 2024 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 5,218 5,207 Discounted cash flow Swap rate (bps) (4,176) 3,975 Inflation swap rate 0% 5 % Constant default rate 0% 12 % Constant prepayment rate 4% 16 % Option pricing model Inflation volatility 0% 6 % Interest rate volatility 0% 3 % IR - IR correlation (10) % 99 % Hybrid correlation (70) % 55 % Credit derivatives 510 562 Discounted cash flow Credit spread (bps) 15 1,148 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 0% 0 % Equity derivatives 642 1,201 Option pricing model Stock volatility 2% 86 % Index volatility 9% 27 % Index - index correlation 0% 0 % Stock - stock correlation 0% 0 % Stock Forwards 0% 1 % Index Forwards 0% 1 % FX derivatives 995 1,470 Option pricing model Volatility (9) % 33 % Quoted Vol 0% 0 % Discounted cash flow Swap rate (bps) (3) 100 Other derivatives 580 2541 Discounted cash flow Credit spread (bps) 286 626 Option pricing model Index volatility 0% 160 % Price 17% 75 % Commodity correlation 0% 87 % Total market values from derivativefinancial instruments 7,945 8,694 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]	Six months ended in € m. Jun 30, 2025 Jun 30, 2024 Financial assets held at fair value: Trading securities 34 73 Positive market values from derivative financial instruments 1,725 878 Other trading assets (189) 23 Non-trading financial assets mandatory at fair value through profit or loss (7) 48 Financial assets designated at fair value through profit or loss 0 0 Financial assets at fair value through other comprehensive income 0 0 Other financial assets at fair value 9 (8) Total financial assets held at fair value 1,572 1,015 Financial liabilities held at fair value: Trading securities 6 (0) Negative market values from derivative financial instruments (761) (944) Other trading liabilities 0 (0) Financial liabilities designated at fair value through profit or loss 200 (5) Other financial liabilities at fair value (54) (118) Total financial liabilities held at fair value (610) (1,067) Total 962 (52)
Recognitions of Trade Date Profit [text block table]	in € m. Jun 30, 2025 Jun 30, 2024 Balance, beginning of year 691 577 New trades during the period 215 136 Amortization (118) (72) Matured trades (35) (33) Subsequent move to observability1 (26) (28)2 Exchange rate changes (5) 0 Balance, end of period 723 579 1 This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date 2 During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024